OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

10. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2010	2011
Payable for purchase of property, plant and equipment	49,088,978	84,832,129
Provision for firm purchase commitment loss	—	3,940,000
Other payables	30,544,157	26,196,708
	79,633,135	114,968,837